Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 6,744,840,168	$ 4,346,311,187	$ 3,034,943,050
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	0	57,801,762	4,883,653,261
Reverse repurchase Transactions Debtors	0	2,527,420,963	780,411,901
Loans to Financial Institutions	41,300,000	13,065,818	35,728,771
Overnight Placements in Foreign Banks	309,275,889	38,281,798	170,829,526
Mutual Funds	113,976,549	106,238,623	71,604,603
Time Deposits	0	25,956,924	19,864,723
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A.	197,022,957	0	0
Total Cash and Cash Equivalents	$ 7,406,415,563	$ 7,115,077,075	$ 8,997,035,835	$ 8,480,010,368